SUBSEQUENT EVENTS	3 Months Ended
Mar. 31, 2021
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

NOTE 12. SUBSEQUENT EVENTS

The Company has evaluated subsequent events occurring after the consolidated balance sheet date of March 31, 2021 through the date of June 14, 2021, which is the date that the unaudited condensed combined financial statements were available to be issued.

On May 14, 2021, DFHT issued a press release announcing, among other things, receipt of notification from the U.S. Securities and Exchange Commission (“SEC”) that the SEC had completed its review of DFHT’s proxy statement relating to the Business Combination with CareMax and IMC. On June 4, 2021, a special meeting of the stockholders of DFHT was held to facilitate a vote to approve the Business Combination Agreement for the acquisition by DFHT of CareMax and IMC. The Business Combination Agreement provided for the sale and transfer of 100% of the equity interests in CareMax by member of the CareMax Group and IMC Holdings, LLC, a Delaware limited liability company, in favor of DFHT, and as a result of which, upon consummation of the Business Combination, CareMax and IMC legally become wholly-owned subsidiaries of DFHT. The results of the vote were finalized and as of June 8, 2021, the Business Combination was consummated.

The Business Combination was funded in part through debt financing provided by an $185 million senior secured credit facility. A portion of the proceeds of the debt financing was used to repay all outstanding borrowings as of June 8, 2021 under the Loan Agreement. The debt financing results in $122 million of senior secured debt of the combined company.